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           STEPHEN E. ROTH
     DIRECT LINE: (202) 383-0158
      Internet: sroth@sablaw.com



                                  May 6, 1999



VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: Registrant: Separate Account B of Paragon Life Insurance Company File No: 33-58796
          ------------------------------------------------------

Commissioners:

     Pursuant to Rule 497(j) of the Securities Act of 1933, on behalf of the Registrant, I hereby certify that the form of prospectuses dated May 1, 1999, that would have been filed pursuant to paragraph (b) of Rule 497 do not differ from that contained in the most recent amendment to the registration statement.

     The text of the most recent amendment has been filed electronically. If you have any questions, please contact the undersigned at (202) 383-0158 or Christine S. Harkey at (202) 383-0485.

                              Sincerely,

                              /s/ Stephen E. Roth

                              Stephen E. Roth


cc: Elizabeth Rich
    Christine S. Harkey